Master Netting And Similar Agreements	12 Months Ended
Dec. 31, 2017
Offsetting [Abstract]
Master Netting Agreements And Similar Arrangements
Master Netting and Similar Agreements - Repurchase, Reverse Repurchase, and Securities Borrowing Transactions
For repurchase, reverse repurchase and securities borrowing transactions, FHN and each counterparty have the ability to offset all open positions and related collateral in the event of default. Due to the nature of these transactions, the value of the collateral for each transaction approximates the value of the corresponding receivable or payable. For repurchase agreements through FHN’s fixed income business (Securities purchased under agreements to resell and Securities sold under agreements to repurchase), transactions are collateralized by securities and/or government guaranteed loans which are delivered on the settlement date and are maintained throughout the term of the transaction. For FHN’s repurchase agreements through banking activities (Securities sold under agreements to repurchase), securities are typically pledged at settlement and not released until maturity. For asset positions, the collateral is not included on FHN’s Consolidated Statements of Condition. For liability positions, securities collateral pledged by FHN is generally represented within FHN’s trading or available-for-sale securities portfolios.
For this disclosure, FHN considers the impact of master netting and other similar agreements that allow FHN to settle all contracts with a single counterparty on a net basis and to offset the net asset or liability position with the related securities collateral. The application of the collateral cannot reduce the net asset or liability position below zero, and therefore any excess collateral is not reflected in the tables below.
The following table provides details of Securities purchased under agreements to resell as presented on the Consolidated Statements of Condition and collateral pledged by counterparties as of December 31:

				Gross amounts not offset in the Statements of Condition
(Dollars in thousands)	Gross amounts of recognized assets	Gross amounts offset in the Statements of Condition	Net amounts of assets presented in the Statements of Condition	Offsetting securities sold under agreements to repurchase	Securities collateral (not recognized on FHN’s Statements of Condition)	Net amount
Securities purchased under agreements to resell:
2017	$725,609	$—	$725,609	$(259)	$(720,036)	$5,314
2016	613,682	—	613,682	(1,628)	(603,813)	8,241

The following table provides details of Securities sold under agreements to repurchase as presented on the Consolidated Statements of Condition and collateral pledged by FHN as of December 31:

				Gross amounts not offset in the Statements of Condition
(Dollars in thousands)	Gross amounts of recognized liabilities	Gross amounts offset in the Statements of Condition	Net amounts of liabilities presented in the Statements of Condition	Offsetting securities purchased under agreements to resell	Securities/ government guaranteed loans collateral	Net amount
Securities sold under agreements to repurchase:
2017	$656,602	$—	$656,602	$(259)	$(656,216)	$127
2016	453,053	—	453,053	(1,628)	(451,414)	11

Due to the short duration of Securities sold under agreements to repurchase and the nature of collateral involved, the risks associated with these transactions are considered minimal. The following tables provide details, by collateral type, of the remaining contractual maturity of Securities sold under agreements to repurchase as of December 31:

	December 31, 2017
(Dollars in thousands)	Overnight and Continuous	Up to 30 Days	Total
Securities sold under agreements to repurchase:
U.S. treasuries	$13,830	$—	$13,830
Government agency issued MBS	424,821	5,365	430,186
Government agency issued CMO	54,037	3,666	57,703
Government guaranteed loans (SBA and USDA)	154,883	—	154,883
Total Securities sold under agreements to repurchase	$647,571	$9,031	$656,602

	December 31, 2016
(Dollars in thousands)	Overnight and Continuous	Up to 30 Days	Total
Securities sold under agreements to repurchase:
U.S. treasuries	$14,864	$—	$14,864
Government agency issued MBS	421,771	—	421,771
Government agency issued CMO	—	16,418	16,418
Total Securities sold under agreements to repurchase	$436,635	$16,418	$453,053